COMMITMENTS AND CONTINGENCIES (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating leases, future minimum payments [Abstract]
2016	¥ 6,116
2017	4,183
2018	2,813
2019	1,768
2020	1,404
2021 and thereafter	1,727
Operating Leases, Future Minimum Payments Due, Total	18,011
Purchase of material	30,644
Material obligated to purchase in total by the end of December 2020	209,232
Total amount of guarantees for the debt of employees, an investee and an unconsolidated subsidiary	430
Amount pledged as collateral	1,489	¥ 4,112
Kagoshima Mega Solar Power
Operating leases, future minimum payments [Abstract]
Amount pledged as collateral	1,708
Loans secured by collateral	¥ 20,870